CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance (in shares) at Oct. 17, 2013	0
Balance at Oct. 17, 2013	$ 0	$ 0	$ 0	$ 0
Increase (decrease) in Shareholders' Equity [Roll Forward]
Establishment, Marshall Islands	$ 0	500	0	500
Establishment, Marshall Islands (in shares)	500
New issues of stock net of issuance cost	$ 167,000	243,224,000	0	$ 243,391,000
New issues of stock net of issuance cost (in shares)	16,666,666			16,666,666
Elimination of repurchased shares	$ 0	(500)	0	$ (500)
Elimination of repurchased shares (in shares)	(500)
Net Income (Loss)	$ 0	0	(70,000)	(70,000)
Balance (in shares) at Dec. 31, 2013	16,666,666
Balance at Dec. 31, 2013	$ 167,000	243,224,000	(70,000)	243,321,000
Increase (decrease) in Shareholders' Equity [Roll Forward]
New issues of stock net of issuance cost	$ 67,000	100,132,000	0	$ 100,199,000
New issues of stock net of issuance cost (in shares)	6,764,704			6,764,704
Dividends distributed		(24,360,000)	(6,861,000)	$ (31,221,000)
Net Income (Loss)			6,931,000	6,931,000
Balance (in shares) at Dec. 31, 2014	23,431,370
Balance at Dec. 31, 2014	$ 234,000	318,996,000	0	319,230,000
Increase (decrease) in Shareholders' Equity [Roll Forward]
Issuance and listing costs	$ 0	(17,000)	0	(17,000)
Issuance and listing costs (in shares)	0
Elimination of repurchased shares	$ 0	(5,590,000)	0	(5,590,000)
Elimination of repurchased shares (in shares)	(870,839)
Dividends distributed	$ 0	(21,922,000)	0	(21,922,000)
Net Income (Loss)			(10,844,000)	(10,844,000)
Balance (in shares) at Dec. 31, 2015	22,560,531
Balance at Dec. 31, 2015	$ 234,000	$ 291,467,000	$ (10,844,000)	$ 280,857,000